ACQUISITION (Details Narrative) (USD $)	6 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended	0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012	Jun. 30, 2013	Apr. 22, 2013 CyberFone Systems
Percentage of voting interests acquired							10000.00%
Number of patents acquired							27
Cash payment to acquire business	$ (500,000)					$ (500,000)	$ 500,000
Promissory note TechDev							500,000
Stock issued pre-split							6,000,000
Stock issued post-split							461,538
Price per share, pre-split							$ 0.38
Price per share, post-split							$ 4.94
Total acquisition cost							2,280,000
TechDev promissory note payment		$ (930,000)		$ (930,000)	$ (930,000)	$ (930,000)	$ 500,000